Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Analysis of Borrowings
An analysis of borrowings at December 31, 2019 and 2018 is as follows:

		2019		2018
	Maturity Date or Range	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Dollars in thousands, except rates)
Borrowed funds:
Federal Home Loan Bank advances	Less than one year	$112,150	2.33%	$68,650	2.58%
	One to three years	22,500	2.84%	36,000	2.85%
	Total	$134,650		$104,650
Subordinated debentures, capital trusts	November 2035	$5,155	3.57%	$5,155	4.31%
	November 2035	5,155	3.57%	5,155	4.31%
	September 2037	3,093	3.39%	3,093	4.29%
	Total	$13,403		$13,403